Supplemental Cash Flow Information - Summary of Cash Flow Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Change in non-cash working capital
Accounts receivable	$ (4,682)	$ (510)	$ (3,831)	$ (1,459)
Accounts payable and accrued liabilities	4,975	(2,119)	817	(6,701)
Other	(2,084)	(837)	(1,880)	(769)
Total change in non-cash working capital	$ (1,791)	$ (3,466)	$ (4,894)	$ (8,929)